UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-09607

                                         Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

2601 NE 2nd Avenue

                                                 Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

2601 NE 2nd Avenue

                                             Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

August 31, 2018 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 38.5%

	HOUSEHOLD PRODUCTS — 2.5%
376,540	Spectrum Brands Holdings, Inc.	$32,702,499

	LEISURE PRODUCTS — 4.5%
3,279,900	Vista Outdoor, Inc. (a)(b)	60,579,753

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 29.3%
22,730,687	The St. Joe Co. (a)(b)	390,967,816

	RETAIL DEPARTMENT STORES — 0.7%
7,402,091	Sears Holdings Corp. (a)(b)	9,918,802

	UTILITIES — 1.5%
850,000	Vistra Energy Corp. (a)	20,009,000

TOTAL DOMESTIC EQUITY SECURITIES (COST $1,061,191,571)		514,177,870

	FOREIGN EQUITY SECURITIES — 0.5%

	CANADA — 0.5%

	METALS & MINING — 0.5%
7,027,352	Imperial Metals Corp. (a)(b)	6,785,029

TOTAL FOREIGN EQUITY SECURITIES (COST $65,617,874)		6,785,029

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 14.7%

	MORTGAGE FINANCE — 14.7%
16,387,268	Federal Home Loan Mortgage Corp. 7.875%, Series Z (a)(c)	$103,895,279
14,656,509	Federal National Mortgage Association 7.750%, Series S (a)(c)	91,603,181

		195,498,460

	RETAIL DEPARTMENT STORES — 0.0%
15,134	Sears Roebuck Acceptance Corp. 7.400% (b)	244,717

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $136,299,280)		195,743,177

	WARRANTS — 0.0%

	RETAIL DEPARTMENT STORES — 0.0%
218,419	Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019 (a)(b)(d)	28,394

TOTAL WARRANTS (COST $3,881,918)		28,394

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018 (unaudited)

Principal		Value

	DOMESTIC CORPORATE BONDS — 7.5%

	CAPITAL GOODS — 2.7%
$35,923,000	International Wire Group, Inc. 10.750%, 08/01/2021 (e)	$35,506,293

	RETAIL DEPARTMENT STORES — 4.8%
140,893,000	Sears Holdings Corp. 8.000%, 12/15/2019 (b)	59,640,007
6,765,000	Sears Roebuck Acceptance Corp. 7.500%, 10/15/2027 (b)	4,825,475

		64,465,482

TOTAL DOMESTIC CORPORATE BONDS (COST $178,990,608)		99,971,775

	FOREIGN CORPORATE BONDS — 9.2%

	CANADA — 9.2%

	METALS & MINING — 9.2%
143,223,000	Imperial Metals Corp. 7.000%, 03/15/2019 (b)(e)	123,014,235

TOTAL FOREIGN CORPORATE BONDS (COST $141,653,239)		123,014,235

Principal		Value

	COMMERCIAL PAPER — 24.3%

	AUTOMOTIVE RETAIL — 1.3%
	AutoZone, Inc.
$10,000,000	2.153%, 09/21/2018 (f)(g)	$9,986,875
7,000,000	2.184%, 09/26/2018 (f)(g)	6,988,539

		16,975,414

	BEVERAGES — 2.6%
	Constellation Brands, Inc.
16,000,000	2.303%, 09/12/2018 (f)(g)	15,986,672
10,000,000	2.303%, 09/14/2018 (f)(g)	9,990,254
8,000,000	2.303%, 09/17/2018 (f)(g)	7,990,491

		33,967,417

	CHEMICALS — 0.5%
7,000,000	Albemarle Corp. 2.152%, 09/11/2018 (f)(g)	6,994,899

	DIVERSIFIED HOLDING COMPANIES — 3.8%
	Berkshire Hathaway Energy Co.
32,000,000	2.021%, 09/07/2018 (f)(g)	31,986,435
19,000,000	2.102%, 09/13/2018 (f)(g)	18,984,837

		50,971,272

	ENERGY SERVICES — 3.9%
	Duke Energy Corp.
25,000,000	2.081%, 09/05/2018 (f)(g)	24,992,396
17,000,000	2.103%, 09/18/2018 (f)(g)	16,980,917
10,000,000	2.092%, 09/19/2018 (f)(g)	9,988,141

		51,961,454

	FOOD PRODUCTS — 3.7%
	Mondelez International, Inc.
17,000,000	2.173%, 09/11/2018 (f)(g)	16,988,468
16,000,000	2.153%, 09/14/2018 (f)(g)	15,986,093
17,000,000	2.164%, 09/24/2018 (f)(g)	16,974,387

		49,948,948

	HOME FURNISHINGS — 1.5%
20,000,000	Mohawk Industries Co. 2.183%, 09/19/2018 (f)(g)	19,976,282

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 24.3%

	OIL & GAS STORAGE & TRANSPORTATION — 3.8%
	Energy Transfer Partners
$4,000,000	2.753%, 09/04/2018 (f)(g)	$3,998,903
32,000,000	2.702%, 09/10/2018 (f)(g)	31,977,858
15,000,000	2.856%, 09/11/2018 (f)(g)	14,988,565

		50,965,326

	OIL & NATURAL GAS EXPLORATION — 0.4%
5,000,000	Canadian Natural Resources Ltd. 2.403%, 09/05/2018 (f)(g)	4,998,349

	PACKAGED FOODS — 2.8%
	Tyson Foods, Inc.
12,000,000	2.142%, 09/04/2018 (f)(g)	11,997,113
25,000,000	2.121%, 09/11/2018 (f)(g)	24,983,195

		36,980,308

TOTAL COMMERCIAL PAPER (COST $323,773,192)		323,739,669

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 3.7%
$50,000,000	U.S. Treasury Bills 2.140%, 01/24/2019 (g)	$49,571,041

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $49,571,746)		49,571,041

Shares

	MONEY MARKET FUNDS — 3.1%
41,289,338	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.83% (h)	41,289,338

TOTAL MONEY MARKET FUNDS (COST $41,289,338)		41,289,338

TOTAL INVESTMENTS — 101.5% (COST $2,002,268,766)		1,354,320,528
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%	(20,290,822)

NET ASSETS — 100.0%		$1,334,029,706

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 2.
(c)	Variable rate security. Rates shown are the effective rates as of August 31, 2018.
(d)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.11.

(e)

Restricted security as set forth in Rule 144A under the Securities Act of 1933. The Manager has determined that the investment is liquid pursuant to the Funds’ liquidity guidelines. The value of these investments totals $158,520,528, which represents 11.88% of The Fairholme Fund’s net assets.

(f)	Restricted security as set forth in Rule 144a under the Securities Act of 1933. The value of these investments totals $323,739,669, which represents 24.27% of The Fairholme Fund’s net assets.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of August 31, 2018.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2018 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 5.0%

	DIVERSIFIED FINANCIALS — 1.9%
101,000	Oaktree Capital Group, LLC	$4,105,650

	DIVERSIFIED TELECOMMU- NICATIONS — 2.0%
135,000	AT&T, Inc.	4,311,900

	REAL ESTATE INVESTMENT TRUSTS — 1.1%
198,300	Clipper Realty, Inc.	2,419,260

TOTAL DOMESTIC EQUITY SECURITIES (COST $10,654,922)		10,836,810

	DOMESTIC PREFERRED EQUITY SECURITIES — 11.8%

	CONSUMER FINANCE — 3.3%
268,500	GMAC Capital Trust I, Inc. 8.099%, Series 2 (a)	7,195,800

	MORTGAGE FINANCE — 4.8%
	Federal Home Loan Mortgage Corp.
779,724	6.550%, Series Y (b)	3,828,445
396,000	5.100%, Series H (b)	3,504,600
318,508	Federal National Mortgage Association 7.000%, Series O (a)(b)	3,172,340

		10,505,385

	OIL & GAS STORAGE & TRANSPORTATION — 1.1%
90,000	Energy Transfer Partners 7.375%, Series C (a)	2,303,100

	OIL & NATURAL GAS EXPLORATION — 2.4%
	Chesapeake Energy Corp.
42,416	5.000%	2,651,000
3,600	5.750%	2,103,084
600	5.750% (c)	350,514
100	5.750% (c)	60,641

		5,165,239

Shares		Value

	RETAIL DEPARTMENT STORES — 0.2%
	Sears Roebuck Acceptance Corp.
15,106	7.000%	$244,264
12,931	7.400%	209,094

		453,358

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $24,985,142)		25,622,882

Principal

	DOMESTIC CORPORATE BONDS — 24.9%

	CAPITAL GOODS — 6.6%
$6,450,000	HC2 Holdings, Inc. 11.000%, 12/01/2019 (c)	6,522,885
8,000,000	International Wire Group, Inc. 10.750%, 08/01/2021 (c)	7,907,200

		14,430,085

	CAPITAL MARKETS — 3.1%
6,600,000	The Goldman Sachs Group, Inc. 5.700%, Series L (d)(e)	6,688,440

	DIVERSIFIED BANKS — 5.6%
4,172,000	Bank of America Corp. 5.125%, Series V (d)(e)	4,217,892
5,290,000	Citigroup, Inc. 5.800%, Series N (d)(e)	5,409,025
2,450,000	Wells Fargo & Co. (3 mo. LIBOR + 3.770%) 6.111%, Series K (d)(f)	2,489,935

		12,116,852

	LEISURE PRODUCTS — 3.8%
8,500,000	Vista Outdoor, Inc. 5.875%, 10/01/2023	8,337,650

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018 (unaudited)

Principal		Value

	DOMESTIC CORPORATE BONDS (CONTINUED) — 24.9%

	RETAIL DEPARTMENT STORES — 5.8%
$29,520,500	Sears Holdings Corp. 8.000%, 12/15/2019	$12,496,028
	Sears Roebuck Acceptance Corp.
95,000	7.500%, 10/15/2027	67,763
11,000	6.750%, 01/15/2028	7,824
40,000	6.500%, 12/01/2028	28,432
50,000	7.000%, 06/01/2032	35,475

		12,635,522

TOTAL DOMESTIC CORPORATE BONDS (COST $69,795,116)		54,208,549

	FOREIGN CORPORATE BONDS — 9.7%

	CANADA — 9.7%

	METALS & MINING — 9.7%
24,725,000	Imperial Metals Corp. 7.000%, 03/15/2019 (c)	21,236,303

TOTAL FOREIGN CORPORATE BONDS (COST $24,381,111)		21,236,303

	FLOATING RATE LOAN INTERESTS — 3.6%

	OIL & NATURAL GAS EXPLORATION — 3.6%
7,500,000	Chesapeake Energy Corp., Term Loan 1L (3 mo. LIBOR + 7.500%) 9.576%, 08/23/2021 (c)(f)	7,820,250

TOTAL FLOATING RATE LOAN INTERESTS (COST $8,004,598)		7,820,250

Principal		Value

	COMMERCIAL PAPER — 33.4%

	AUTOMOTIVE RETAIL — 2.7%
$6,000,000	AutoNation, Inc. 2.551%, 09/06/2018 (g)(h)	$5,997,524

	BEVERAGES — 3.7%
	Constellation Brands, Inc.
4,000,000	2.353%, 09/13/2018 (g)(h)	3,996,385
4,000,000	2.353%, 09/20/2018 (g)(h)	3,994,384

		7,990,769

	CHEMICALS — 2.7%
6,000,000	Albemarle Corp. 2.152%, 09/11/2018 (g)(h)	5,995,628

	ENERGY SERVICES — 3.7%
8,000,000	Duke Energy Corp. 2.092%, 09/19/2018 (g)(h)	7,990,513

	FOOD PRODUCTS — 7.3%
8,000,000	Conagra Brands, Inc. 2.099%, 09/04/2018 (g)(h)	7,998,079
	Mondelez International, Inc.
2,000,000	2.173%, 09/11/2018 (g)(h)	1,998,643
6,000,000	2.153%, 09/14/2018 (g)(h)	5,994,785

		15,991,507

	HOME FURNISHINGS — 1.4%
3,000,000	Mohawk Industries, Inc. 2.163%, 09/20/2018 (g)(h)	2,996,253

	OIL & GAS STORAGE & TRANSPORTATION — 4.5%
6,000,000	Energy Transfer Partners 2.856%, 09/11/2018 (g)(h)	5,995,426
3,845,000	Enterprise Products Partners LP 2.243%, 09/06/2018 (g)(h)	3,843,593

		9,839,019

	PACKAGED FOODS — 3.7%
8,000,000	Tyson Foods, Inc. 2.142%, 09/04/2018 (g)(h)	7,998,076

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 33.4%

	TECHNOLOGY HARDWARE & EQUIPMENT — 3.7%
$8,000,000	Arrow Electronics, Inc. 2.604%, 09/19/2018 (g)(h)	$7,989,347

TOTAL COMMERCIAL PAPER (COST $72,794,670)		72,788,636

	U.S. GOVERNMENT OBLIGATIONS — 2.3%
	U.S. Treasury Bills
2,000,000	1.365%, 10/11/2018 (g)	1,995,966
3,000,000	2.140%, 01/24/2019 (g)	2,974,262

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,971,272)		4,970,228

Shares		Value

	MONEY MARKET FUNDS — 8.4%
18,412,285	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.83% (i)	$18,412,285

TOTAL MONEY MARKET FUNDS (COST $18,412,285)		18,412,285

TOTAL INVESTMENTS — 99.1% (COST $233,999,116)		215,895,943
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%	1,871,466

NET ASSETS — 100.0%		$217,767,409

(a)	Variable rate security. Rates shown are the effective rates as of August 31, 2018.
(b)	Non-income producing security.
(c)

Restricted security as set forth in Rule 144A under the Securities Act of 1933. The Manager has determined that the investment is liquid pursuant to the Funds’ liquidity guidelines. The value of these investments totals $43,897,793, which represents 20.16% of The Income Fund’s net assets.

(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f)	Floating rate security. Rate shown is the effective rate as of August 31, 2018.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Restricted security as set forth in Rule 144a under the Securities Act of 1933. The value of these investments totals $72,788,636, which represents 33.42% of The Income Fund’s net assets.
(i)	Annualized based on the 1-day yield as of August 31, 2018.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

August 31, 2018 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 23.6%

	DIVERSIFIED FINANCIALS - 0.9%
18,000	Oaktree Capital Group, LLC	$731,700

	DIVERSIFIED TELECOMMU- NICATIONS — 2.5%
63,000	AT&T, Inc.	2,012,220

	HOUSEHOLD PRODUCTS — 2.5%
23,081	Spectrum Brands Holdings, Inc.	2,004,585

	LEISURE PRODUCTS — 5.0%
216,600	Vista Outdoor, Inc. (a)	4,000,602

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 9.0%
426,748	The St. Joe Co. (a)(b)(c)	7,135,227

	RETAIL DEPARTMENT STORES — 1.9%
1,154,498	Sears Holdings Corp. (a)	1,547,027

	UTILITIES — 1.8%
60,000	Vistra Energy Corp. (a)	1,412,400

TOTAL DOMESTIC EQUITY SECURITIES (COST $59,054,414)		18,843,761

	FOREIGN EQUITY SECURITIES — 3.3%

	CANADA — 3.3%

	METALS & MINING — 3.3%
2,686,983	Imperial Metals Corp. (a)	2,594,329

TOTAL FOREIGN EQUITY SECURITIES (COST $27,105,770)		2,594,329

	DOMESTIC PREFERRED EQUITY SECURITIES — 16.5%

	MORTGAGE FINANCE — 12.7%
854,169	Federal Home Loan Mortgage Corp. 7.875%, Series Z (a)(d)	5,415,431
759,918	Federal National Mortgage Association 7.750%, Series S (a)(d)	4,749,488

		10,164,919

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES (CONTINUED) — 16.5%

	OIL & NATURAL GAS EXPLORATION — 3.8%
5,121	Chesapeake Energy Corp. 5.750%	$2,991,637

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $9,900,305)		13,156,556

	WARRANTS — 0.1%

	RETAIL DEPARTMENT STORES — 0.1%
404,784	Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019 (a)(e)	52,622

TOTAL WARRANTS (COST $2,980,056)		52,622

Principal

	DOMESTIC CORPORATE BONDS — 5.7%

	CAPITAL GOODS — 5.7%
$4,621,000	International Wire Group, Inc. 10.750%, 08/01/2021 (f)	4,567,396

TOTAL DOMESTIC CORPORATE BONDS (COST $4,323,100)		4,567,396

	COMMERCIAL PAPER — 41.4%

	AUTO MANUFACTURERS — 3.8%
3,000,000	Ford Motor Credit Co. 2.152%, 09/04/2018 (g)(h)	2,999,177

	AUTOMOTIVE RETAIL — 3.8%
3,000,000	AutoNation, Inc. 2.551%, 09/06/2018 (g)(h)	2,998,762

	BEVERAGES — 3.7%
3,000,000	Constellation Brands, Inc. 2.353%, 09/20/2018 (g)(h)	2,995,788

	CHEMICALS — 3.8%
3,000,000	Albemarle Corp. 2.152%, 09/11/2018 (g)(h)	2,997,814

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 41.4%

	DIVERSIFIED HOLDING COMPANIES — 3.8%
$3,000,000	Berkshire Hathaway Energy Co. 2.021%, 09/07/2018 (g)(h)	$2,998,728

	ENERGY SERVICES — 3.8%
3,000,000	Duke Energy Corp. 2.092%, 09/19/2018 (g)(h)	2,996,442

	FOOD PRODUCTS — 2.5%
2,000,000	Mondelez International, Inc. 2.153%, 09/14/2018 (g)(h)	1,998,262

	HEALTH CARE — 3.7%
3,000,000	McKesson Corp. 2.123%, 09/19/2018 (g)(h)	2,996,442

	HOME FURNISHINGS — 1.2%
1,000,000	Mohawk Industries, Inc. 2.163%, 09/20/2018 (g)(h)	998,751

	OIL & GAS STORAGE & TRANSPORTATION — 3.8%
3,000,000	Energy Transfer Partners 2.753%, 09/04/2018 (g)(h)	2,999,177

	PACKAGED FOODS — 3.8%
3,000,000	Tyson Foods, Inc. 2.142%, 09/04/2018 (g)(h)	2,999,279

	TECHNOLOGY HARDWARE & EQUIPMENT — 3.7%
3,000,000	Arrow Electronics, Inc. 2.604%, 09/19/2018 (g)(h)	2,996,005

TOTAL COMMERCIAL PAPER (COST $32,977,747)		32,974,627

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 6.2%
$5,000,000	U.S. Treasury Bills 2.035%, 11/15/2018 (h)	$4,979,650

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,978,865)		4,979,650

Shares

	MONEY MARKET FUNDS — 3.2%
2,535,973	Fidelity Investments Money Market Treasury Portfolio - Class I, 1.83% (i)	2,535,973

TOTAL MONEY MARKET FUNDS (COST $2,535,973)		2,535,973

TOTAL INVESTMENTS — 100.0% (COST $143,856,230)		79,704,914
	OTHER ASSETS IN EXCESS OF LIABILITIES —0.0%	7,722

NET ASSETS — 100.0%		$79,712,636

(a)	Non-income producing security.
(b)	Security is deemed an illiquid security pursuant to the Funds’ liquidity guidelines.
(c)	Restricted/controlled security. The value of this security totals $7,135,227, which represents 8.95% of The Allocation Fund’s net assets. Information related to this security is as follows:

Shares	Issuer	Acquisition Date(s)	Acquisition Cost	08/31/2018 Carrying Value Per Unit
426,748	The St. Joe Co.	08/08/2017-09/05/2017	$8,066,747	$16.72

(d)	Variable rate security. Rates shown are the effective rates as of August 31, 2018.
(e)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.11.

(f)

Restricted security as set forth in Rule 144A under the Securities Act of 1933. The Manager has determined that the investment is liquid pursuant to the Funds’ liquidity guidelines. The value of this investment totals $4,567,396, which represents 5.73% of The Allocation Fund’s net assets.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2018 (unaudited)

(g)	Restricted security as set forth in Rule 144a under the Securities Act of 1933. The value of these investments totals $32,974,627, which represents 41.37% of The Allocation Fund’s net assets.
(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(i)	Annualized based on the 1-day yield as of August 31, 2018.

The accompanying notes are an integral part of the schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2018 (unaudited)

Note 1. Significant Accounting Policies

As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of August 31, 2018, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at August 31, 2018, in instances where significant unobservable inputs are used, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: The Manager was deemed to be an affiliate of The St. Joe Co. (“Joe”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by certain of the Funds and other advisory clients advised by the Manager. Shares of Joe owned by The Allocation Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of The Allocation Fund’s valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2018 (unaudited)

at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Funds use several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to provide prices for some of the Funds’ securities. The Funds also use other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2018 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of August 31, 2018, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 8/31/18

THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$514,177,870	$—	$514,177,870
Foreign Equity Securities*	6,785,029	—	6,785,029
Domestic Preferred Equity Securities
Mortgage Finance	195,498,460	—	195,498,460
Retail Department Stores	—	244,717	244,717
Warrants*	28,394	—	28,394
Domestic Corporate Bonds*	—	99,971,775	99,971,775
Foreign Corporate Bonds*	—	123,014,235	123,014,235
Commercial Paper*	—	323,739,669	323,739,669
U.S. Government Obligations	—	49,571,041	49,571,041
Money Market Funds	41,289,338	—	41,289,338

TOTAL INVESTMENTS	$757,779,091	$596,541,437	$1,354,320,528

* Industry classifications for these categories are detailed in the Schedule of Investments.

THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$10,836,810	$—	$10,836,810
Domestic Preferred Equity Securities
Oil & Natural Gas Exploration	2,651,000	2,514,239	5,165,239
Retail Department Stores	—	453,358	453,358
Other Industries*	20,004,285	—	20,004,285
Domestic Corporate Bonds*	—	54,208,549	54,208,549
Foreign Corporate Bonds*	—	21,236,303	21,236,303
Floating Rate Loan Interests*	—	7,820,250	7,820,250
Commercial Paper*	—	72,788,636	72,788,636
U.S. Government Obligations	—	4,970,228	4,970,228
Money Market Funds	18,412,285	—	18,412,285

TOTAL INVESTMENTS	$51,904,380	$163,991,563	$215,895,943

* Industry classifications for these categories are detailed in the Schedule of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2018 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 8/31/18

THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$7,135,227	$7,135,227
Other Industries*	11,708,534	—	11,708,534
Foreign Equity Securities*	2,594,329	—	2,594,329
Domestic Preferred Equity Securities
Oil & Natural Gas Exploration	—	2,991,637	2,991,637
Mortgage Finance	10,164,919	—	10,164,919
Warrants*	52,622	—	52,622
Domestic Corporate Bonds*	—	4,567,396	4,567,396
Commercial Paper*	—	32,974,627	32,974,627
U.S. Government Obligations	—	4,979,650	4,979,650
Money Market Funds	2,535,973	—	2,535,973

TOTAL INVESTMENTS	$27,056,377	$52,648,537	$79,704,914

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fairholme Fund and The Allocation Fund had transfers of $53,565,453 or 2.86% and $5,812,475 or 5.09%, respectively, of net assets as of November 30, 2017 from Level 2 and Level 1 during the period ended August 31, 2018. Transfers from Level 2 to Level 1 are due to Sears Holdings Corp. securities no longer being deemed control securities under Rule 144 and are therefore no longer restricted securities under the Funds’ valuation and liquidity procedures. The Income Fund did not have material transfers between Level 1 and Level 2 during the period ended August 31, 2018. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at August 31, 2018, or November 30, 2017.

Warrants: The Funds’ investments in warrants as of August 31, 2018, are presented within the Schedule of Investments.

The Fairholme Fund’s and The Allocation Fund’s warrant positions during the period ended August 31, 2018, had an average monthly market value of approximately $55,915 and $103,625, respectively.

Note 2. Transactions in Shares of Affiliates

Portfolio companies in which the Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fairholme Fund. The aggregate fair value of all securities of affiliates held in the Fairholme Fund as of August 31, 2018, amounted to $656,004,228, representing 49.17% of the Fairholme Fund’s net assets.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2018 (unaudited)

Transactions in The Fairholme Fund during the period ended August 31, 2018, in which the issuer was an affiliate are as follows:

	November 30, 2017	Gross Additions	Gross Deductions	August 31, 2018
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Loss	Investment Income	Change in Unrealized Appreciation/ Depreciation
Imperial Metals Corp.	7,027,352	—	—	7,027,352	$6,785,029	$—	$—	$(5,851,839)
Sears Holdings Corp.	13,535,991	—	6,133,900	7,402,091	9,918,802	(425,780,940)	—	397,821,698
Seritage Growth Properties(a)	2,185,580	—	2,185,580	—	—	—	—	—
The St. Joe Co.	22,730,687	—	—	22,730,687	390,967,816	—	—	(36,369,100)
Vista Outdoor, Inc.	—	4,222,600	942,700	3,279,900	60,579,753	376,306	—	12,728,934
Sears Roebuck Acceptance Corp. 7.400%	15,134	—	—	15,134	244,717	—	20,998	100,338
Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019	218,419	—	—	218,419	28,394	—	—	(69,895)
Imperial Metals Corp., Expire 12/22/2017(a)	4,797,852	—	4,797,852	—	—	—	—	—
Imperial Metals Corp. 7.000%, 03/15/2019	$143,223,000	$ —	$ —	$143,223,000	123,014,235	—	9,571,226	(13,316,872)
Sears Holdings Corp. 6.625%, 10/15/2018(a)	$ 7,580,000	$ —	$7,580,000	$—	—	—	—	—
Sears Holdings Corp. 8.000%, 12/15/2019	$140,893,000	$ —	$ —	$140,893,000	59,640,007	—	8,218,823	(13,247,394)
Sears Roebuck Acceptance Corp. 7.500%, 10/15/2027	$ 6,765,000	$ —	$ —	$6,765,000	4,825,475	—	448,353	1,907,217

Total					$656,004,228	$(425,404,634)	$18,259,400	$343,703,087

(a)	Security is no longer held in the portfolio at August 31, 2018.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date    October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date October 26, 2018

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date October 26, 2018

* Print the name and title of each signing officer under his or her signature.